Advances from Joint Venture Partners (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Disclosure of advances from joint venture partners	As at December 31, 2024 and 2023, the Company's advances from joint venture partners consist of the following:

	As at December 31,
	2024	2023
U.S.A.	$413	$975
Sweden and Norway	-	19
Total	$413	$994